Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$534,055.76

Principal:
Principal Collections	$7,446,557.59
Prepayments in Full	$2,907,901.64
Liquidation Proceeds	$112,533.09
Recoveries	$11,025.14
Sub Total	$10,478,017.46
Collections	$11,012,073.22

Purchase Amounts:
Purchase Amounts Related to Principal	$346,104.50
Purchase Amounts Related to Interest	$1,930.84
Sub Total	$348,035.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,360,108.56

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,360,108.56
Servicing Fee	$128,302.50	$128,302.50	$0.00	$0.00	$11,231,806.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,231,806.06
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,231,806.06
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,231,806.06
Interest - Class A-4 Notes	$41,918.36	$41,918.36	$0.00	$0.00	$11,189,887.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,189,887.70
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$11,163,324.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,163,324.70
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$11,141,758.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,141,758.70
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$11,107,218.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,107,218.03
Regular Principal Payment	$10,428,225.10	$10,428,225.10	$0.00	$0.00	$678,992.93
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$678,992.93
Residual Released to Depositor	$0.00	$678,992.93	$0.00	$0.00	$0.00
Total		$11,360,108.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,428,225.10
Total					$10,428,225.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,428,225.10	$109.07	$41,918.36	$0.44	$10,470,143.46	$109.51
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$10,428,225.10	$9.72	$124,588.03	$0.12	$10,552,813.13	$9.84

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$75,077,652.03	0.7852489	$64,649,426.93	0.6761785
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$148,717,652.03	0.1385934	$138,289,426.93	0.1288751

Pool Information
Weighted Average APR	4.101%	4.117%
Weighted Average Remaining Term	24.15	23.38
Number of Receivables Outstanding	16,153	15,600
Pool Balance	$153,962,998.23	$143,075,330.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$148,717,652.03	$138,289,426.93
Pool Factor	0.1404710	0.1305374

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$4,785,903.32
Targeted Overcollateralization Amount	$4,785,903.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,785,903.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$74,571.16
(Recoveries)		88	$11,025.14
Net Loss for Current Collection Period			$63,546.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4953%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.8021%
Second Preceding Collection Period			0.6472%
Preceding Collection Period			0.3655%
Current Collection Period			0.5134%
Four Month Average (Current and Preceding Three Collection Periods)			0.5821%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,819	$7,355,505.53
(Cumulative Recoveries)			$976,547.35
Cumulative Net Loss for All Collection Periods			$6,378,958.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5820%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,926.03
Average Net Loss for Receivables that have experienced a Realized Loss			$1,670.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.21%	249	$3,162,688.08
61-90 Days Delinquent	0.25%	29	$360,063.49
91-120 Days Delinquent	0.14%	12	$195,258.68
Over 120 Days Delinquent	0.46%	45	$664,692.53
Total Delinquent Receivables	3.06%	335	$4,382,702.78

Repossession Inventory:
Repossessed in the Current Collection Period		12	$222,901.29
Total Repossessed Inventory		23	$376,898.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5975%
Preceding Collection Period			0.5943%
Current Collection Period			0.5513%
Three Month Average			0.5810%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer